Financial Instruments - Disclosure Details Of Mutual Fund Allocation (Detail) - Brazil [Member] - Vinci Monalisa FIM Credito Privado IE [Member]		Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage		100.00%	100.00%
Interest And Foreign Exchange [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[1]	73.11%	81.72%
Foreign Investments [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[2]	2.64%	7.19%
Macro [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[3]	0.00%	4.92%
Specific Strategy [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Mutual Fund Investment Allocation Percentage	[4]	24.25%	6.17%

[1]	Purchase consideration and non-controlling interest
[2]	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
[3]	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.
[4]	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.